AUDITORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2019
Group [Member]
AUDITORS' REMUNERATION (Tables) [Line Items]
Disclosure of fees payable to auditors [text block]	Fees payable to the Company’s auditors by the Group are as follows:

	2019	2018	2017
	£m	£m	£m

Fees payable for the audit of the Company’s current year annual report	1.5	1.5	1.5
Fees payable for other services:
Audit of the Company’s subsidiaries pursuant to legislation	20.2	19.1	18.6
Other services supplied pursuant to legislation	3.5	2.9	3.0
Total audit fees	25.2	23.5	23.1
Other services – audit related fees	1.0	1.2	1.2
Total audit and audit related fees	26.2	24.7	24.3
Other non-audit fees:
Services relating to corporate finance transactions	–	–	1.2
Other services	0.7	2.0	2.4
Total other non-audit fees	0.7	2.0	3.6
Total fees payable to the Company’s auditors by the Group	26.9	26.7	27.9

Entities Outside of Lloyds [Member]
AUDITORS' REMUNERATION (Tables) [Line Items]
Disclosure of fees payable to auditors [text block]	During the year, the auditors also earned fees payable by entities outside the consolidated Lloyds Banking Group in respect of the following:

	2019	2018	2017
	£m	£m	£m
Audits of Group pension schemes	0.1	0.1	0.1
Audits of the unconsolidated Open Ended Investment Companies managed by the Group	0.4	0.3	0.3
Reviews of the financial position of corporate and other borrowers	0.2	0.4	0.2
Acquisition due diligence and other work performed in respect of potential venture capital investments	–	–	0.1